Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2017
Summary of Significant Accounting Policies [Abstract]
Navios Maritime Acquisition Corporation and Subsidiaries

Navios Maritime Acquisition Corporation and Subsidiaries:	Nature	Country of Incorporation	2017	2016
Company Name
Aegean Sea Maritime Holdings Inc.	Sub-Holding Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Amorgos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Andros Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Antikithira Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Antiparos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Amindra Navigation Co.	Sub-Holding Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Crete Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Folegandros Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Ikaria Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Ios Shipping Corporation	Vessel-Owning Company	Cayman Is.	1/1 - 6/30	1/1 - 6/30
Kithira Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Kos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Mytilene Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Navios Maritime Acquisition Corporation	Holding Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Navios Acquisition Finance (U.S.) Inc.	Co-Issuer	Delaware	1/1 - 6/30	1/1 - 6/30
Rhodes Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Serifos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Shinyo Loyalty Limited	Former Vessel-Owning Company	Hong Kong	1/1 - 6/30	1/1 - 6/30
Shinyo Navigator Limited	Former Vessel-Owning Company	Hong Kong	1/1 - 6/30	1/1 - 6/30
Sifnos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Skiathos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Skopelos Shipping Corporation	Vessel-Owning Company	Cayman Is.	1/1 - 6/30	1/1 - 6/30
Syros Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Thera Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Tinos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Oinousses Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Psara Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Antipsara Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Samothrace Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Thasos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Limnos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Skyros Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Alonnisos Shipping Corporation	Former Vessel-Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Makronisos Shipping Corporation	Former Vessel-Owning Company)	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Iraklia Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Paxos Shipping Corporation	Vessel-Owning Company(1)	Marshall Is.	1/1 - 6/30	1/1 - 1/27
Antipaxos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Donoussa Shipping Corporation	Vessel-Owning Company(2)	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Schinousa Shipping Corporation	Vessel-Owning Company(3)	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Navios Acquisition Europe Finance Inc	Sub-Holding Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Kerkyra Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Lefkada Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Zakynthos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Leros Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Kimolos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Samos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Tilos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Delos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30
Navios Maritime Midstream Partners GP LLC	Holding Company	Marshall Is.	1/1 - 6/30	1/1 - 6/30

(1	)Former vessel-owner of the Nave Lucida which was sold to an unaffiliated third party on January 27, 2016.
(2	)Former vessel-owner of the Nave Universe which was sold to an unaffiliated third party on October 4, 2016.
(3	)Former vessel-owner of the Nave Constellation which was sold to an unaffiliated third party on November 15, 2016.